NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2025

		Fair
Common Stock - 120.7%	Shares	Value
Canadian Midstream - 0.1%
Pembina Pipeline Corporation(2)(4)	5,153	$194,624

Cloud Software - 1.5%
Nutanix Inc(1)(3)	60,000	4,032,600

Cybersecurity - 10.3%
Crowdstrike Holdings Inc(1)(3)	23,000	9,745,100
CyberArk Software, Ltd.(1)(2)(3)	7,000	3,172,820
Palo Alto Networks Inc(3)	47,000	8,954,440
Cloudflare Inc(1)(3)	30,000	6,261,300
		28,133,660
Electrical Power Equipment - 6.0%
GE Vernova, Inc.(1)	27,000	16,550,190

Energy Metering & Management - 2.4%
Itron Inc(3)	54,000	6,638,760

Engineering & Construction - 12.9%
Argan Inc(1)	31,000	7,074,820
MasTec Inc(3)	47,000	8,539,430
Primoris Services Corporation(1)	86,000	10,195,300
Quanta Services, Inc.(1)	25,000	9,449,000
		35,258,550
Exploration & Production - 2.2%
Viper Energy Inc(1)	149,000	5,936,905

Industry Software - 1.8%
MicroStrategy Inc(3)	15,000	5,016,150

Large Cap Diversified C Corps. - 18.1%
Cheniere Energy, Inc.(1)	42,000	10,156,440
Kinder Morgan, Inc.(1)	291,000	7,851,180
Oneok, Inc.	171,000	13,060,980
Pembina Pipeline Corporation(2)	108,847	4,111,151
TC Energy Corp(1)(2)	110,000	5,726,600
Williams Companies, Inc.	147,000	8,508,360
		49,414,711
Natural Gas Gatherers & Processors - 10.0%
DT Midstream, Inc.(1)	95,000	9,897,100
Kinetik Holdings, Inc.(1)	243,000	10,164,690
Western Midstream Partners, L.P.	182,000	7,136,220
		27,198,010
Natural Gas Transportation & Storage - 11.9%
Antero Midstream Corporation(1)	316,000	5,621,640
Hess Midstream, L.P.	306,000	12,607,200
Targa Res Corporation(1)	86,000	14,427,360
		32,656,200
Offshore Drillers - 2.1%
Noble Corp PLC(1)(2)	200,000	5,764,000

Other Renewable Generation - 1.9%
Bloom Energy Corporation(3)	100,000	5,294,000

Solar Equipment - 5.4%
First Solar Inc(3)	40,000	7,807,600
NEXTracker Inc(1)(3)	102,000	6,860,520
		14,668,120
Utilities - 30.1%
American Electric Power Co Inc	25,000	2,775,500
Constellation Energy Corporation(1)	52,000	16,014,960
Entergy Corp(1)	63,000	5,549,670
NRG Energy Inc	92,000	13,391,520
Public Service Enterprise Group Inc	49,000	4,034,170
Southern Co/The	45,000	4,153,500
Talen Energy Corp(1)(3)	44,000	16,672,480
Vistra Corporation(1)	90,000	17,019,900
WEC Energy Group Inc(1)	26,000	2,769,260
		82,380,960
Wireless Connectivity - 4.0%
Motorola Solutions Inc	9,000	4,252,140
T-Mobile US Inc	27,000	6,803,730
		11,055,870
Total Common Stocks (Cost $268,552,431)		$330,193,310

Master Limited Partnerships and Related Companies - 16.1%	Units
Large Cap Diversified C Corps - 2.1%
Plains GP Holdings, L.P.(1)	295,000	$5,693,500

Large Cap MLP - 13.0%
Energy Transfer, L.P.(1)	959,999	17,011,190
Enterprise Prods Partners, L.P.	177,000	5,688,780
MPLX, L.P.(1)	253,000	12,870,110
		35,570,080
Upstream MLP - 1.0%
TXO Energy Partners, L.P.(1)	201,000	2,832,090
Total MLP Investments and Related Companies (Cost $27,087,979)		$44,095,670

Real Estate Investment Trusts - 4.1%	Shares
Data Centers - 4.1%
Digital Realty Trust Inc	34,000	$5,699,760
Equinix Inc(1)	7,000	5,503,330
		11,203,090
Total Real Estate Investment Trusts (Cost $11,326,250)		$11,203,090

Fixed Income - 0.0%	Principal Amount
Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2050(1)(4)	5,000,000	$-
Total Fixed Income (Cost $4,932,683)		$-

Short-Term Investments - Investment Companies - 0.8%	Shares
First American Government Obligations Fund - Class X, 4.22%(1)(5)	1,219,780	$1,219,780
First American Treasury Obligations Fund - Class X, 4.20%(1)(5)	1,219,780	1,219,780
Total Short-Term Investments - Investment Companies (Cost $2,439,560)		$2,439,560

Total Investments - 141.7% (Cost $314,338,903)		$387,931,630
Written Options (6) - 0.0% (Premiums Received $89,066)		(76,000)
Liabilities in Excess of Other Assets - (41.7)%		(114,103,933)
Net Assets Applicable to Common Stockholders - 100.0%		$273,751,697

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 3.66%, United Kingdom 2.11%, and Israel 1.16%.
(3)	No distribution or dividend was made during the period ended August 31, 2025. As such, it is classified as a non-income producing security as of August 31, 2025.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of August 31, 2025, the value of these investments was $194,624 or 0.07% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2025.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Bloom Energy Corp, Call Option	$58.00	9/5/2025	USD	1,000	$89,066	$76,000	13,066
						$89,066	$76,000	$13,066

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$330,193,310	$330,193,310	$-	$-
Master Limited Partnerships and Related Companies (a)	44,095,670	44,095,670	-	-
Real Estate Investment Trusts (a)	11,203,090	11,203,090	-	-
Total Equity Securities	385,492,070	385,492,070	-	-
Other
Short Term Investments (a)	2,439,560	2,439,560	-	-
Total Other	2,439,560	2,439,560	-	-
Total Assets	$387,931,630	$387,931,630	$-	$-
Liabilities Written Options
Written Options (a)	$76,000	$76,000	$-	$-
Total Liabilities	$76,000	$76,000	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2025.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2025.